Financial instruments - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 127,361,288	R$ 93,045,196
Financial Liabilities, Undiscounted Cash Flows	176,529,601	126,570,983
2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	24,896,300	15,929,888
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	16,474,380	15,384,365
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	55,542,774	35,377,689
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	79,616,147	59,879,041
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,033,285	5,572,219
Financial Liabilities, Undiscounted Cash Flows	6,033,285	5,572,219
Trade accounts payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,033,285	5,572,219
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	101,435,531	77,172,692
Financial Liabilities, Undiscounted Cash Flows	142,028,543	105,526,852
Loans, financing and debentures | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	13,599,011	7,648,237
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	14,235,170	12,983,542
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	50,858,667	31,355,362
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	63,335,695	53,539,711
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,972,915	6,243,782
Financial Liabilities, Undiscounted Cash Flows	12,099,294	11,021,519
Leases | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,302,590	1,172,568
Leases | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,176,832	1,045,795
Leases | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,094,493	2,743,793
Leases | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,525,379	6,059,363
Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	120,490	187,187
Financial Liabilities, Undiscounted Cash Flows	146,082	215,891
Liabilities for assets acquisitions and subsidiaries | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	23,425	94,948
Liabilities for assets acquisitions and subsidiaries | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	22,400	18,314
Liabilities for assets acquisitions and subsidiaries | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	100,257	87,520
Liabilities for assets acquisitions and subsidiaries | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows		15,109
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,454,820	2,436,072
Financial Liabilities, Undiscounted Cash Flows	13,878,150	2,801,258
Derivative Liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,676,180	66,433
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	957,540	1,278,953
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,489,357	1,191,014
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	9,755,073	264,858
Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,200,917	1,316,528
Financial Liabilities, Undiscounted Cash Flows	2,200,917	1,316,528
Dividends and interests on own capital payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	2,200,917	1,316,528
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	143,330	116,716
Financial Liabilities, Undiscounted Cash Flows	143,330	116,716
Other liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	60,892	58,955
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 82,438	R$ 57,761